Net claims and benefits incurred for life insurance contracts and others (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [abstract]
Summary of Net Claims and Benefits Incurred for Life Insurance Contracts and Others
This caption is comprised of the following:

	Gross claims and benefits			Ceded claims and benefits			Net insurance claims and benefits
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance
Annuities	(687,208)	(631,117)	(597,301)	—	—	—	(687,208)	(631,117)	(597,301)
Group life	(124,308)	(83,605)	(45,964)	11,222	4,868	3,792	(113,086)	(78,737)	(42,172)
Individual life	(37,049)	(17,495)	(8,010)	8,789	2,393	3,145	(28,260)	(15,102)	(4,865)
Retirement (disability and survival)	(53,089)	(41,076)	(32,496)	6,505	4,206	(747)	(46,584)	(36,870)	(33,243)
Others	(14,539)	(12,794)	(1,656)	11	(216)	65	(14,528)	(13,010)	(1,591)
General insurance	(27,691)	(19,214)	(20,879)	11	(1)	(213)	(27,680)	(19,215)	(21,092)

	(943,884)	(805,301)	(706,306)	26,538	11,250	6,042	(917,346)	(794,051)	(700,264)